Business Combinations	12 Months Ended
Dec. 31, 2018
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Business Combinations

NOTE 4—BUSINESS COMBINATIONS

YEAR 2018

In 2018, there were no material business combination transactions, as defined in IFRS 3.

YEAR 2017

In 2017, there were no material business combination transactions, as defined in IFRS 3.

YEAR 2016

In 2016, there were no material business combination transactions, as defined in IFRS 3.